Segment Information and Geographic Data - Schedule of Revenue and Property, Plant and Equipment by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 23,814	$ 17,646	$ 14,779
Property, plant and equipment net of accumulated depreciation	842	573
SWITZERLAND
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,004	1,002	592
Property, plant and equipment net of accumulated depreciation	231	85
Rest of EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	6,260	3,819	4,321
Property, plant and equipment net of accumulated depreciation	608	481
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	13,677	10,689	8,260
Property, plant and equipment net of accumulated depreciation	1	1
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,745	2,062	1,526
Property, plant and equipment net of accumulated depreciation	2	6
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 128	$ 74	$ 80